Significant Accounting Policies - Patient Fees Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Patient fees receivable	$ 0.8	$ 0.7
Contractual allowances	$ 5.8	$ 2.0